Acquisition (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Acquisition [Abstract]
Acquisition Date	Sep. 08, 2006
Goodwill				$ 2,046
Core Deposit Intangible				449
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	45	45	45
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	45
Finite-Lived Intangible Assets, Amortization Expense, Year Two	45
Finite-Lived Intangible Assets, Amortization Expense, Year Three	$ 29